UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 East Cook Ave

Libertyville, Illinois                      60048

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 East Cook Ave

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (847) 573-0365

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	December 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 82.05%

Aerospace/Defense Products & Services - 2.38%
56,700	Honeywell International, Inc.	$ 2,222,640

Agricultural Chemicals - 1.22%
19,100	Mosaic Co.	1,140,843

Canned, Frozen & Preserved Fruit, & Food Specialties - 2.88%
62,880	Heinz H.J. Co.	2,688,749

Computer & Office Equipment - 3.21%
58,100	Hewlett-Pakcard Co.	2,992,731

Crude Petroleum & Natural Gas - 1.03%
13,100	Devon Energy Corp.	962,850

Electric Services - 3.97%
54,900	American Electric Power Co., Inc.	1,909,971
46,060	Dominion Resources, Inc.	1,792,655
		3,702,626
Electronic & Other Electrical Equiptment - 1.95%
54,800	Public Service Enterprise Group, Inc.	1,822,100

Fire, Marine & Casualty Insurance - 4.74%
59,600	Allstate Corp.	1,790,384
52,900	Travelers Companies, Inc.	2,637,594
		4,427,978
Food And Kindred Products - 2.59%
88,892	Kraft Foods, Inc.	2,416,085

Gas & Other Services Combined - 1.13%
18,900	Sempra Energy	1,058,022

Gold & Silver Ores - 1.36%
26,900	Newmont Mining Corp.	1,272,639

Hospital & Medical Service Plans - 3.53%
25,000	Humana, Inc. *	1,097,250
72,200	United Healthcare Corp. *	2,200,656
		3,297,906
Insurance Agents, Brokers & Services - 1.64%
40,000	Aon Corp.	1,533,600

Malt Beverages - 2.05%
42,300	Molson Coors Brewing Co.	1,910,268

Men's & Boys' Furnishings, Work Clothing & Allied Garment - 1.04%
13,200	V.F. Corp.	966,768

National Commercial Banks - 2.51%
20,000	State Street	870,800
65,400	U.S. Bancorp	1,472,154
		2,342,954
Natural Gas Transmission - 1.00%
44,400	Williams Co., Inc.	935,952

Petroleum Refining - 6.08%
36,300	Chevron Corp.	2,794,737
37,900	Conocophillips	1,935,553
56,700	Valero Energy Corp.	949,725
		5,680,015
Pharmaceutical Preparations - 11.53%
110,200	Bristol Myers Squibb Co.	2,782,550
40,300	Johnson & Johnson	2,595,723
52,800	Lilly, Eli & Co.	1,885,488
47,001	Merck & Co., Inc.	1,717,416
97,794	Pfizer, Inc.	1,778,873
		10,760,050
Retail-Drug Stores & Proprietary Stores - 2.03%
58,800	CVS Caremark Corp.	1,893,948

Retail-Eating Places - 1.80%
26,900	McDonalds Corp.	1,679,636

Retail-Variety Stores - 3.33%
27,400	Target Corp.	1,325,338
33,300	Wal-Mart Stores, Inc.	1,779,885
		3,105,223
Services-Prepackaged Software - 8.38%
100,900	Microsoft Corp.	3,075,432
100,900	Oracle Corp.	2,475,077
126,800	Symantec Corp. *	2,268,452
		7,818,961
Ship & Boat Building & Repairing - 2.67%
36,500	General Dynamics Corp.	2,488,205

Surgical & Medical Instruments - 2.44%
27,500	3M Co.	2,273,425

Telephone Communications - 2.68%
89,400	American Telephone & Telegraph, Inc.	2,505,882

Tobacco Products - 2.89%
137,450	Altria Group, Inc.	2,698,143

TOTAL FOR COMMON STOCKS (Cost $66,494,506) - 82.05%		$ 76,598,199

OPTIONS - 0.07%

Underlying Security
Expiration Date/Exercise Price
Shares Subject
to Put		Value
	S&P 100 Index
40,000	January 2010 Puts @ 490.00	70,000

	Total (Premiums Paid $226,800) - 0.07%	$ 70,000

SHORT TERM INVESTMENTS - 17.68%
16,508,731	Fidelity Institutional Treasury Only Money Market Fund - Class I 0.01% ** (Cost $16,508,731)	16,508,731

TOTAL INVESTMENTS (Cost $83,230,037) - 99.81%		$ 93,176,930

OTHER ASSETS LESS LIABILITIES - 0.19%		180,340

NET ASSETS - 100.00%		$ 93,357,270

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS
At December 31, 2009 the net unrealized apprecation on investments, based on cost for federal income tax purposes of $83,230,037 amounted to $9,946,893 which consisted of aggregate gross unrealized appreciation of $11,991,576 and aggregate gross unrealized depreciation of $2,044,683.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$76,598,199	$0	$0	$ 76,598,199
Options	$70,000	$0	$0	$ 70,000
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$16,508,731	$0	$0	$16,508,731
Total	$93,176,930	$0	$0	$ 93,176,930

	Forester Discovery Fund
	Schedule of Investments
	December 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 50.74%

Beverage - 2.05%
4,185	Diageo Plc. ADR *	$ 290,355

Bottled & Canned Soft Drinks - 2.63%
7,800	Fomento Economico Mexicano S A ADR	373,464

Cigarettes - 1.88%
4,130	British American Tobacco Plc ADR *	267,046

Commercial Banks, NEC - 1.20%
2,630	Canadian Imperial Bank of Commerce	169,951

Crude Petroleum & Natural Gas - 6.79%
4,000	Eni Spa *	202,440
6,000	Petrobras Brasileiro S A	286,080
2,640	Royal Dutch Shell Plc ADR	158,690
4,910	Total S A ADR	314,436
		961,646
Electric Services - 1.86%
18,170	Korea Electirc Power Corp. ADR *	264,192

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.02%
17,390	Panasonic Corp. ADR *	249,547
3,500	Siemens Aktiengesellschaft *	320,950
		570,497
Food & Kindred Products - 2.13%
9,460	Unilever Plc. ADR	301,774

Household Audio & Video Equipment - 1.93%
9,410	Sony Corp. ADR *	272,890

Insurance Agents, Brokers & Services - 1.01%
11,485	Allianz SE ADR	142,988

Motor Vehicles & Passenger Cars - 1.91%
3,210	Toyota Motor Corp. ADR *	270,154

Pharmaceutical Preparations - 5.99%
5,840	Astraseneca Plc ADR *	274,129
5,395	Novaris AG ADR *	293,650
7,170	Sanofi Aventis ADR *	281,566
		849,345
Radio & TV Broadcasting & Communications Equipment - 1.54%
16,975	Nokia Corp. ADR *	218,129

Radio Telephone Communications - 1.47%
9,000	Vodafone Group Public Ltd. Co.	207,810

Retail-Grocery Stores - 2.00%
3,700	Delhaize Group *	283,864

Savings Institution, Federally Chartered - 1.26%
3,130	HSBC Holdings Plc. ADR	178,692

Security Brokers, Dealers & Flotation Companies - 1.01%
2,900	Credit Suisse Group AG ADR *	142,564

Services-Management Consulting - 1.71%
12,695	Abb Ltd ADR *	242,475

Services-Prepackaged Software - 1.75%
5,310	S A P Aktiensesell ADR *	248,561

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.97%
1,050	Posco ADR *	137,655

Surgical & Medical Instruments - 2.20%
6,510	Covidien Plc.	311,764

Telephone Communications (No Radio Telephones) - 3.43%
12,110	BT Group Plc.	263,271
11,270	Nippon Telegraph & Telephone Corp. ADR *	222,357
		485,628

TOTAL FOR COMMON STOCKS (Cost $6,824,174) - 50.74%		$ 7,191,444

SHORT TERM INVESTMENTS - 49.39%
6,999,870	Fidelity Institutional Treasury Only Money Market Fund - Class I 0.01%* * (Cost $6,999,870)	6,999,870

TOTAL INVESTMENTS (Cost $13,824,044) - 100.12%		$ 14,191,314

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12%)		(17,715)

NET ASSETS - 100.00%		$ 14,173,599

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2009.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS
At December 31, 2009 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,824,044 amounted to $367,269 which consisted of aggregate gross unrealized appreciation of $477,595 and aggregate gross unrealized depreciation of $110,326.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,191,444	$0	$0	$7,191,444
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$6,999,870	$0	$0	$6,999,870
Total	$14,191,314	$0	$0	$14,191,314

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date February 26,2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date February 26, 2010